Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Property and Equipment, Net [Abstract]
Impairment of property and equipment	$ 3,186	[1]		[1]
Depreciation	$ 800		$ 40		$ 10

[1]	Impairment of property and equipment was US$3.2 million for the year ended December 31, 2023, which was recognized on certain property and equipment associated with vehicle manufacturing.